Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Core structural borrowings of shareholder-financed businesses
Borrowings
Schedule of borrowings

	2020 $m	2019 $m
	30 Jun	31 Dec
Central operations:
Subordinated debt:
US$250m 6.75% Notesnote (i)	250	250
US$300m 6.5% Notesnote (i)	300	300
US$700m 5.25% Notes	700	700
US$1,000m 5.25% Notes	997	996
US$725m 4.375% Notes	723	721
US$750m 4.875% Notes	746	744
€20m Medium Term Notes 2023	22	22
£435m 6.125% Notes 2031	533	571
Senior debt:note (ii)
£300m 6.875% Notes 2023	366	392
£250m 5.875% Notes 2029	280	298
$1,000m 3.125% Notes 2030note (iii)	982	—
Bank loansnote (iv)
$350m Loan 2024	350	350
Total central operations	6,249	5,344
Jackson US$250m 8.15% Surplus Notes 2027note (v)	250	250
Total core structural borrowings of shareholder-financed businesses	6,499	5,594

Notes

(i)

These borrowings can be converted, in whole or in part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.

(ii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iii)	In April 2020, the Company issued $1,000 million 3.125 per cent senior debt maturing on 14 April 2030 with proceeds, net of costs of $982 million.
(iv)	The bank loan of $350 million was drawn in November 2019 at a cost of LIBOR plus 0.2 per cent. The loan matures on 7 November 2024. The £275 million bank loan was repaid by the Group in October 2019.
(v)	Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.

Operational borrowings
Borrowings
Schedule of borrowings

	2020 $m	2019 $m
	30 Jun	31 Dec
Borrowings in respect of short-term fixed income securities programmes – commercial paper	506	520
Lease liabilities under IFRS 16	318	371
Non-recourse borrowings of consolidated investment fundsnote (a)	1,081	1,045
Other borrowingsnote (b)	97	406
Operational borrowings attributable to shareholder-financed businesses	2,002	2,342

Lease liabilities under IFRS 16	224	259
Other borrowings	19	44
Operational borrowings attributable to with-profits businesses	243	303

Total operational borrowings	2,245	2,645

Notes

(a)In all instances, the holders of the debt instruments issued by consolidated investment funds do not have recourse beyond the assets of those funds.

(b)Other borrowings mainly include senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson.